SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Bank and other cash	$ 177,218	$ 6,673	$ 44,481
Total interest income	177,218	6,673	44,481
Lease liabilities	(79,939)		(787,341)
Other interest paid – loans	(3,488,756)	(1,139,785)	(2,951,188)
Total interest expense/ finance costs	(3,568,695)	(1,139,785)	(3,738,529)
Total interest (expense), net	$ (3,391,477)	$ (1,133,112)	$ (3,694,048)